LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2019
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

10.   LONG-TERM INVESTMENTS

Equity investments without readily determinable fair value

Equity investments without readily determinable fair value were accounted for as cost method investments prior to adopting ASC 321 on January 1, 2018. As of December 31, 2017, the carrying amount of the Company’s cost method investments was RMB 30,000. In accordance with ASC 321, the Company elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. As of December 31, 2018 and 2019, the carrying amount of the Company’s equity investments was RMB207,628 and RMB224,927 (US$32,309), net of RMB nil and RMB nil (US$ nil) in accumulated impairment, respectively. During the years ended December 31, 2018 and 2019, certain equity investments were remeasured based on observable price changes in orderly transactions for an identical or similar investment of the same issuer and the aggregate carrying amount of these investments was RMB94,628 and RMB119,927 (US$17,226) as of December 31, 2018 and 2019.

Unrealized gains (upward adjustments) and losses (downward adjustments and impairment) resulting from observable price changes of equity securities without readily determinable fair values for the years ended December 31, 2018 and 2019 were RMB64,628 and RMB nil, and RMB14,155 (US$2,033) and RMB nil (US$ nil), respectively.

Net unrealized gains and losses for equity securities held were RMB64,628 and RMB14,155 (US$2,033) for the year ended December 31, 2018 and 2019. Net realized gains and losses on equity securities sold were RMB nil, and RMB nil (US$ nil) for the years ended December 31, 2018 and 2019 , respectively.

Equity method investments

In 2015, the Group completed the investment in Hangzhou Dezhi Logistic Co., Ltd. (“Dezhi”) through the subscription of newly issued ordinary shares representing 30% equity interest in Dezhi. Total consideration for the investment in Dezhi was RMB300 in cash. The Group accounts for the investment in Dezhi as an equity method investment due to its significant influence over the entity. On October 29, 2019, the Group disposed of its equity interest in Dezhi and realized a gain on disposal of RMB22 (US$3).

10.   LONG-TERM INVESTMENTS (CONTINUED)

Equity method investments (continued)

On January 22, 2017, the Group completed the investment in Hangzhou Jinye Technology Co., Ltd. (“Jinye”) through the subscription of newly issued ordinary shares representing a 13.73% equity interest in Jinye. Total consideration for the investment in Jinye was RMB7,652 in cash. The Group accounts for the investment in Jinye as an equity method investment due to its significant influence over the entity, as the Group has one board seat out of five in Jinye. During the year ended December 31, 2018, the Group’s investment was diluted to 13.04% due to Jinye’s closing of equity financing raised from investors.

The carrying amount of the equity method investments were RMB6,711 and RMB5,928 (US$851) as of December 31, 2018 and 2019, respectively. There were no impairment indicators for the equity method investments and no impairment losses were recognized for the years ended December 31, 2017, 2018 and 2019, respectively. Selected financial information of the equity method investees have not been presented as the effects were not material.